Marketable debt securities - Mortgage-backed bonds (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Guarantees
Mortgage-backed bonds	€ 23,197
Santander Consumer Finance S.A.
Guarantees
Mortgage-backed bonds	450
Banco Santander, S.A.
Guarantees
Mortgage-backed bonds	€ 22,747	€ 22,266